REVENUE RECOGNITION - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Contract liabilities (deferred revenue)	$ 1,904,000		$ 2,020,351	$ 2,435,909
Total net revenue	$ 46,626,000	$ 40,858,000	$ 177,266,677	187,173,834	$ 173,992,897
Number of reportable segments | segment	2		2
Subscription Sales
Disaggregation of Revenue [Line Items]
Membership term	12 months		12 months
Contract liabilities (deferred revenue)	$ 671,000		$ 751,989	728,207	308,406
Outbound delivery fees
Disaggregation of Revenue [Line Items]
Total net revenue	319,000	472,000	1,452,400	3,735,551	1,798,394
Marketing Fees
Disaggregation of Revenue [Line Items]
Total net revenue	$ 371,000	$ 359,000	$ 1,518,533	$ 1,486,848	$ 1,393,871